Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Current Tax Assets and Liabilities
13.	CURRENT TAX ASSETS AND LIABILITIES

The detail of current tax receivables as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Balance as of
Tax Receivables	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$

Monthly provisional tax payments (*)	43,235	73,552	63,753
Tax credit for absorbed profits		45,285	67
Tax credit for training expenses	-	13	113
Other	4,158	4,121	2,889

Total	47,393	122,971	66,822

(*) Monthly provisional tax payments made by the holding company.

The detail of current tax payables as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Balance as of
Tax Payables	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$

Income tax	172,638	201,467	200,811

Total	172,638	201,467	200,811